PRIVATE PLACEMENT OF CONVERTIBLE NOTES - 10% Senior Secured Convertible Promissory Note dated November 30, 2010 (Detail Textuals 3) (USD $)	0 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Jan. 07, 2011	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2014	Sep. 30, 2013	Nov. 30, 2011 Secured Convertible Note Payable dated November 30, 2010	Nov. 30, 2010 Secured Convertible Note Payable dated November 30, 2010	Sep. 30, 2013 Secured Convertible Note Payable dated November 30, 2010	Sep. 30, 2012 Secured Convertible Note Payable dated November 30, 2010	Sep. 30, 2011 Secured Convertible Note Payable dated November 30, 2010
Debt Instrument [Line Items]
Convertible promissory note issued to related party							$ 750,000
Interest rate on promissory note							10.00%
Price at maturity for conversion into common stock							$ 0.03088
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Percentage of price paid by investor used for determination of conversion price in lieu of fixed conversion price after closing of subsequent financing rate							80.00%
Intrinsic value of the embedded beneficial conversion feature							270,078
Intrinsic value of the embedded beneficial conversion feature amortized to interest expense							(270,078)	(270,078)
Amortization of debt discount attributable to convertible debentures	$ 331,332	$ 541,120	$ 2,096,427						$ 45,136	$ 224,942
Common stock issued in settlement of convertible debentures and interest (in shares)		22,924,513				26,716,321